Registration Nos. 333-66807
                                                                       811-09093

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                       /X/
Pre-Effective Amendment No.                                                  / /
Post-Effective Amendment No. 14                                              /X/
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               /X/
Amendment No. 17                                                             /X/
(Check appropriate box or boxes)

                                  E*TRADE FUNDS

               (Exact name of Registrant as specified in charter)

                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (650) 331-6000

                                 Kathy Levinson
                            E*TRADE Securities, Inc.
                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                     (Name and address of agent for service)

                  Please send copies of all communications to:

David A. Vaughan, Esq.                                      Brian C. Murray
Dechert Price & Rhoads                                      E*TRADE Funds
1775 Eye Street, NW                                         4500 Bohannon Drive
Washington, DC  20006                                       Menlo Park, CA 94025

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

---------- Immediately upon filing pursuant to paragraph (b)
----X----- on February 4, 2000 pursuant to paragraph (b)
---------- 60 days after filing pursuant to paragraph (a)(1)
---------- 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           This post-effective amendment designates a new effective date for ----X----- previously filed post-effective amendments.

This Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A for E*TRADE Funds (the "Fund") incorporates by reference the Prospectuses, Statements of Additional Information and Parts C contained in Post-Effective Amendment No. 7, which was filed with the Securities and Exchange Commission ("SEC") on October 8, 1999; Post-Effective Amendment No. 11, which was filed with the SEC on December 20, 1999 to extend the effective date to January 17, 2000, Post-Effective Amendment No. 12, which was filed with the SEC on January 14, 2000 to extend the effective date to January 24, 2000, and Post-Effective Amendment No. 13, which was filed with the SEC on January 21, 2000 to extend the effective date to January 27, 2000. This Post-Effective Amendment No. 14 seeks to extend the effective date of this Registration Statement to February 4, 2000.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Menlo Park in the State of California on the 26th day of January, 2000.

                                                     E*TRADE FUNDS
                                                     (Registrant)
                                                     By:      *
                                                          ----------------------
                                                          Name:  Brian C. Murray
                                                          Title: President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                      Title                          Date
---------                      -----                          ----

*
-----------------------
Leonard C. Purkis           Trustee and Treasurer             January 26, 2000
                            (Principal Financial and
                             Accounting Officer)

*
-----------------------
Brian C. Murray             President (Principal              January 26, 2000
                            Executive Officer)

*
-----------------------
Shelly J. Meyers            Trustee                           January 26, 2000


*
-----------------------
Ashley T. Rabun             Trustee                           January 26, 2000


*
-----------------------
Steven Grenadier            Trustee                           January 26, 2000


-----------------------
George J. Rebhan            Trustee                           January __, 2000


*By /s/                                                       January 26, 2000
    -------------------
    David A. Vaughan
    Attorney-In-Fact